Summary of Significant Accounting Policies (Details) - Schedule of net income (loss) available to each class of common stockholders - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net income available to Class A common stockholders:
Interest income	$ 16,000	$ 1,588,000	$ 1,057,000	$ 5,154,000	$ 6,482,000	$ 5,559,000
Less: Income and franchise taxes	(16,000)	(375,000)	(341,000)	(1,205,000)	(1,520,000)	(1,330,000)
Expenses available to be paid with interest income from Trust (up to a maximum of $750,000 per year)			(563,000)		(125,000)	(1,372,000)
Net income available to Class A common stockholders		1,213,000	153,000	3,949,000	4,837,000	2,857,000
Net income available to Class F common stockholders:
Net (loss) income	(1,048,000)	53,000	(2,330,000)	1,533,000	1,387,000	2,806,000
Less: amount attributable to Class A common stockholders		(12,130,000)	(153,000)	(3,949,000)	(4,837,000)	(2,857,000)
Net income (loss) available to class F common stockholders	$ (1,048,000)	$ (1,160,000)	$ (2,383,000)	$ (2,416,000)	$ (3,450,000)	$ (51,000)